Segment Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Segment Information
Revenue summary by segment		$ 610.4	$ 589.6	$ 644.5	$ 574.8	$ 778.6	$ 687.6	$ 654.4	$ 614.2	$ 2,419.3	$ 2,734.8	$ 2,582.7
Segment operating profit										58.6	165.0	(140.3)
Impairment of assets										(18.9)	(2.1)	(72.0)
Restructuring charges										(21.2)	(11.6)	(53.2)
Other income (expense)										(12.8)	(10.3)	(1.5)
Depreciation, Depletion and Amortization										64.0	73.4	82.4
Property, plant and equipment at cost		609.0				604.8				609.0	604.8	592.4
Operating Segments [Member]
Summary of Segment Information
Revenue summary by segment										2,419.3	2,734.8	2,582.6
Intersegment revenues										255.0	210.9	221.6
Segment operating profit										405.9	462.8	380.7
Depreciation, Depletion and Amortization										26.6	32.4	35.1
Property, plant and equipment at cost		251.1				284.4				251.1	284.4	307.4
Operating Segments [Member] | North America Segment
Summary of Segment Information
Revenue summary by segment										1,094.5	1,091.4	1,140.2
Intersegment revenues										81.4	68.4	76.3
Segment operating profit										250.1	266.3	232.4
Depreciation, Depletion and Amortization										9.7	8.7	12.1
Property, plant and equipment at cost		110.7				120.6				110.7	120.6	131.0
Operating Segments [Member] | Asia Pacific Segment
Summary of Segment Information
Revenue summary by segment										439.6	500.3	479.1
Intersegment revenues										99.7	85.4	99.3
Segment operating profit										63.1	66.4	62.8
Depreciation, Depletion and Amortization										6.9	7.7	7.7
Property, plant and equipment at cost		53.3				46.9				53.3	46.9	46.1
Operating Segments [Member] | EMEA Segment
Summary of Segment Information
Revenue summary by segment										393.1	421.2	362.2
Intersegment revenues										73.4	56.6	46.0
Segment operating profit										55.3	61.4	44.0
Depreciation, Depletion and Amortization										3.1	4.0	3.7
Property, plant and equipment at cost		35.2				38.2				35.2	38.2	40.7
Operating Segments [Member] | Latin America Segment
Summary of Segment Information
Revenue summary by segment										492.1	721.9	601.1
Intersegment revenues										0.5	0.5	0.0
Segment operating profit										37.4	68.7	41.5
Depreciation, Depletion and Amortization										6.9	12.0	11.6
Property, plant and equipment at cost		51.9				78.7				51.9	78.7	89.6
Corporate, Non-Segment [Member]
Summary of Segment Information
Corporate charges not allocated back to segments	[1]									(270.8)	(296.6)	(267.8)
Depreciation, Depletion and Amortization	[1]									37.4	41.0	47.3
Property, plant and equipment at cost	[1]	$ 357.9				$ 320.4				357.9	320.4	285.0
Segment Reconciling Items [Member]
Summary of Segment Information
Impairment of assets										(18.9)	(2.1)	(72.0)
Restructuring charges										(21.2)	(11.6)	(53.2)
Net non-routine (expense) income										(36.4)	12.5	(128.0)
Corporate And Reconciling Items [Member]
Summary of Segment Information
Reconciliation of Operating Profit (Loss) from Segments to Consolidated										$ (347.3)	$ (297.8)	$ (521.0)

[1]	Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.